Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted	$ 0.18	$ 0.17	$ 0.12
Diluted	42,105,300	42,105,300	42,105,300